Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Member interest - Impairment of Cost method investments (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2016
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 0
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ 73